Summary of significant accounting policies (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Cash	$ 1,420,792		$ 6,293,415
Short-term investment	6,657,270		7,091,939
Escrow	600,000
Working Capital	1,700,000
Deferred revenue	1,700,000
Accumulated other comprehensive income	445,710		592,218
Allowance for the doubtful accounts on accounts receivable	3,900,525		2,478,341
Allowance for the doubtful accounts on other receivable	7,384		7,761
Allowance for the doubtful accounts	0		0
Loss from short term investments	434,669	$ 0
Allowance for doubtful accounts on Long-term deposits	0	63,083
Carrying amount of capitalized software	0		0
Impairment of long-lived assets	3,700,000		3,700,000
Impairment of long lived assets	0	2,371,803
Impairment on the intangible assets	1,300,000		1,300,000
Revenue recognized	0	51,137
Accrued warranty liability	13,824		$ 14,530
Advertising costs	214,793	45,490
Operating lease right ofuse asset	300,000
Lease liabilities	$ 300,000
Borrowing rate	4.80%
Development cost	$ 0	$ 0
Dilutive shares	0	0
Employee benefits	$ 486,517	$ 292,730
Infobird Anhui [Member]
Property, Plant and Equipment [Line Items]
Noncontrolling Interests percentage	0.05%		0.05%
Infobird Guiyang [Member]
Property, Plant and Equipment [Line Items]
Noncontrolling Interests percentage	9.82%		9.82%
Shanghai Qishuo [Member]
Property, Plant and Equipment [Line Items]
Noncontrolling Interests percentage	49.00%		49.00%
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Impairment of long lived assets	$ 2,000,000.0		$ 2,000,000.0
Land use rights [Member]
Property, Plant and Equipment [Line Items]
Impairment of long lived assets	400,000		400,000
Accumulated Other Comprehensive Income Loss [Member]
Property, Plant and Equipment [Line Items]
Accumulated other comprehensive income	$ 445,710		$ 592,218